Restatement of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Financial Statements

Particulars	As originally filed on August 14, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Revenue	2,378,562	(10,477)	2,368,085	(ix)
Cost of sales	(2,791,643)	13,421	(2,778,222)	(viii), (ix)
Gross (loss) profit	$(413,081)	$2,944	$(410,137)
Selling, general and administrative expense	(949,683)	5,506	(944,177)	(viii)
Research and development expense	(158,406)	1,126	(157,280)	(viii)
Other operating income (expense), net	41,204	876	42,080	(viii)
Listing expense	—	—	—
Operating loss	$(1,479,966)	$10,452	$(1,469,514)
Finance income	69,454	111	69,565	(viii)
Finance expense	(213,321)	79	(213,242)	(viii)
Fair value change - Earn-out rights	443,168	—	443,168
Fair value change - Class C Shares	22,000	—	22,000
Share of losses in associates	(43,304)	—	(43,304)
Loss before income taxes	$(1,201,969)	$10,642	$(1,191,327)
Income tax benefit (expense)	7,138	2,314	9,452	(viii)
Net loss	$(1,194,831)	$12,956	$(1,181,875)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.57)	0.01	(0.56)
Class B - Basic and Diluted	(0.57)	0.01	(0.56)

Consolidated Statement of Comprehensive Loss

Net loss	(1,194,831)	12,956	(1,181,875)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(10,237)	94	(10,143)	(viii)
Total other comprehensive (loss) income	$(10,237)	$94	$(10,143)
Total comprehensive loss	$(1,205,068)	$13,050	$(1,192,018)
Consolidated Statement of Financial Position as of December 31, 2023

Particulars	As originally filed on August 14, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Assets
Non-current assets
Intangible assets and goodwill	1,412,729	5,978	1,418,707	(viii)
Property, plant and equipment	316,867	159,172	476,039	(vi)
Vehicles under operating leases	67,931	2,292	70,223	(viii)
Other non-current assets	7,212	2,521	9,733	(viii)
Deferred tax assets	43,041	(705)	42,336	(viii)
Other investments	2,414	—	2,414
Total non-current assets	$1,850,194	$169,258	$2,019,452
Current assets
Cash and cash equivalents	768,927	(663)	768,264	(viii)
Trade receivables	126,205	511	126,716	(ix)
Trade receivables - related parties	61,026	—	61,026
Accrued income - related parties	152,605	—	152,605
Inventories	939,359	(11,673)	927,686	(viii)
Current tax assets	9,270	3,387	12,657	(viii)
Assets held for sale	—	—	—
Other current assets	204,142	10,086	214,228	(viii)
Other current assets - related parties	9,576	—	9,576
Total current assets	$2,271,110	$1,648	$2,272,758
Total assets	$4,121,304	$170,906	$4,292,210
Equity
Share capital	(21,168)	—	(21,168)
Other contributed capital	(3,615,187)	—	(3,615,187)
Foreign currency translation reserve	26,010	(371)	25,639	(viii),(ix)
Accumulated deficit	4,872,644	(10,937)	4,861,707	(viii),(ix)
Total equity	$1,262,299	$(11,308)	$1,250,991
Liabilities
Non-current liabilities
Non-current contract liabilities	(63,063)	(90)	(63,153)	(ix)
Deferred tax liabilities	(3,335)	—	(3,335)
Other non-current provisions	(104,681)	1,073	(103,608)	(viii)
Other non-current liabilities	(73,149)	(54,274)	(127,423)	(vi), (ix)
Earn-out liability	(155,402)	—	(155,402)
Other non-current interest-bearing liabilities	(54,439)	—	(54,439)

Other non-current interest-bearing liabilities - related parties	(1,409,244)	(4,013)	(1,413,257)	(viii), (ix)
Total non-current liabilities	$(1,863,313)	$(57,304)	$(1,920,617)
Current liabilities
Trade payables	(92,441)	—	(92,441)
Trade payables - related parties	(275,704)	—	(275,704)
Accrued expenses - related parties	(450,000)	3,962	(446,038)	(viii), (ix)
Advance payments from customers	(16,415)	—	(16,415)
Current provisions	(94,887)	6,142	(88,745)	(ix)
Liabilities to credit institutions	(2,023,582)	(3,083)	(2,026,665)	(viii)
Current tax liabilities	(12,812)	1,449	(11,363)	(viii)
Interest-bearing current liabilities	(19,547)	—	(19,547)
Interest-bearing current liabilities - related parties	(68,332)	(5,482)	(73,814)	(viii), (ix)
Current contract liabilities	(112,062)	37,183	(74,879)	(ix)
Class C Shares liability	(6,000)	—	(6,000)
Other current liabilities	(347,902)	(141,845)	(489,747)	(vi), (viii), (ix)
Other current liabilities - related parties	(606)	(620)	(1,226)	(ix)
Total current liabilities	$(3,520,290)	$(102,294)	$(3,622,584)
Total liabilities	$(5,383,603)	$(159,598)	$(5,543,201)
Total equity and liabilities	$(4,121,304)	$(170,906)	$(4,292,210)
Consolidated Statement of Cash Flows as for the year ended December 31, 2023

Particulars	As originally filed on August 14, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Cash flows from operating activities
Net loss	(1,194,831)	12,956	(1,181,875)	(viii),(ix)
Adjustments to reconcile net loss to net cash flows:	—	—	—
Depreciation and amortization expense	115,010	435	115,445	(viii)
Warranty provisions	65,543	615	66,158	(viii)
Impairment of inventory	134,877	11,673	146,550	(viii)
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets	351,241	(11,673)	339,568	(viii)
Finance income	(69,454)	(111)	(69,565)	(viii)
Finance expense	213,321	(79)	213,242	(viii),(ix)
Fair value change - Earn-out rights	(443,168)	—	(443,168)
Fair value change - Class C Shares	(22,000)	—	(22,000)
Listing expense	—	—	—
Income tax benefit (expense)	(7,138)	(2,314)	(9,452)	(viii)
Share of losses in associates	43,304	—	43,304
Gain on sale of asset grouping	(16,334)	—	(16,334)
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	10,892	—	10,892
Litigation provisions	35,676	(10,000)	25,676	(viii),(ix)
Other provisions	19,890	—	19,890
Unrealized exchange (loss) gain on trade payables	26,787	—	26,787
Other non-cash expense and income	(8,510)	(435)	(8,945)	(viii)
Change in operating assets and liabilities:	—	—	—
Inventories	(358,392)	—	(358,392)
Contract liabilities	77,424	—	77,424
Trade receivables, prepaid expenses, and other assets	(151,634)	(5,226)	(156,860)	(viii),(ix)

Trade payables, accrued expenses, and other liabilities	(459,002)	(29,840)	(488,842)	(vii), (viii), (ix)
Interest received	32,280	—	32,280
Interest paid	(220,147)	—	(220,147)
Taxes paid	(35,477)	—	(35,477)
Cash used for operating activities	$(1,859,842)	$(33,999)	$(1,893,841)
Cash flows from investing activities
Additions to property, plant, and equipment	(137,400)	—	(137,400)
Additions to intangible assets	(457,364)	21,780	(435,584)	(vii), (viii), (ix)
Additions to other investments	—	—	—
Proceeds from sale of property, plant, and equipment	1,779	—	1,779
Proceeds from sale of asset grouping	153,586	—	153,586
Cash used for investing activities	$(439,399)	$21,780	$(417,619)
Cash flows from financing activities
Change in restricted deposits	(1,906)	—	(1,906)
Proceeds from short-term borrowings	3,262,831	11,057	3,273,888	(ix)
Proceeds from long-term borrowings	1,381,738	—	1,381,738
Proceeds from related party capital contribution	25,565	—	25,565
Proceeds from issuance of share capital and other contributed capital	—	—	—
Repayments of borrowings	(2,553,008)	—	(2,553,008)
Repayments of lease liabilities	(21,916)	—	(21,916)
Transaction costs	—	—	—
Cash provided by financing activities	$2,093,304	$11,057	$2,104,361
Effect of foreign exchange rate changes on cash and cash equivalents	987	499	1,486	(viii),(ix)
Net (decrease) increase in cash and cash equivalents	$(204,950)	$(663)	$(205,613)
Cash and cash equivalents at the beginning of the period	$973,877	$—	$973,877
Cash and cash equivalents at the end of the period	$768,927	$(663)	$768,264